INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Raw materials	$ 2,371	$ 1,155
Finished products	7,592	9,346
Total inventory	9,963	10,501
Cost of goods sold, revenue not yet recognized	$ 1,200	$ 4,039	$ 4,622